Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Registrant Name	Dreyfus Government Cash Management Funds
Entity Central Index Key	0000740766
Document Period End Date	Jul. 31, 2024
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Institutional Shares
Trading Symbol	DGCXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Investor Shares
Trading Symbol	DGVXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Administrative Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Administrative Shares
Trading Symbol	DAGXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Participant Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Participant Shares
Trading Symbol	DPGXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Wealth Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Wealth Shares
Trading Symbol	DGQXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Service Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Service Shares
Trading Symbol	DGUXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
BOLD Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	BOLD® Shares
Trading Symbol	DBLXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
SPARKSM Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	SPARKSM Shares
Trading Symbol	SPKXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
BOLD Future Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	BOLD® Future Shares
Trading Symbol	DBFXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Securities Cash Management
Class Name	Institutional Shares
Trading Symbol	DIPXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Securities Cash Management
Class Name	Investor Shares
Trading Symbol	DVPXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Administrative Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Securities Cash Management
Class Name	Administrative Shares
Trading Symbol	DAPXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Participant Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Securities Cash Management
Class Name	Participant Shares
Trading Symbol	DGPXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Dreyfus Government Cash Management | Institutional Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$9	0.17%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.17%	[1],[2]
Net Assets	$ 122,552,000,000
Holdings Count	122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Government Cash Management | Investor Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$21	0.42%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 21	[3]
Expense Ratio, Percent	0.42%	[3],[4]
Net Assets	$ 122,552,000,000
Holdings Count	122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Government Cash Management | Administrative Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$14	0.27%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 14	[5]
Expense Ratio, Percent	0.27%	[5],[6]
Net Assets	$ 122,552,000,000
Holdings Count	122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Government Cash Management | Participant Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$29	0.57%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 29	[7]
Expense Ratio, Percent	0.57%	[7],[8]
Net Assets	$ 122,552,000,000
Holdings Count	122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Government Cash Management | Wealth Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$21	0.42%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 21	[9]
Expense Ratio, Percent	0.42%	[9],[10]
Net Assets	$ 122,552,000,000
Holdings Count	122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Government Cash Management | Service Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$49	0.97%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 49	[11]
Expense Ratio, Percent	0.97%	[11],[12]
Net Assets	$ 122,552,000,000
Holdings Count	122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Government Cash Management | BOLD Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BOLDⓇ Shares*	$9	0.17%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 9	[13]
Expense Ratio, Percent	0.17%	[13],[14]
Net Assets	$ 122,552,000,000
Holdings Count	122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Government Cash Management | SPARKSM Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the period?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPARK℠ Shares*	$9	0.17%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 9	[15]
Expense Ratio, Percent	0.17%	[15],[16]
Net Assets	$ 122,552,000,000
Holdings Count	122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Government Cash Management | BOLD Future Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of June 4, 2024, the commencement of the Fund's BOLD® Future Shares, to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the period?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BOLDⓇ Future Shares*	$8	0.48%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 8	[17]
Expense Ratio, Percent	0.48%	[17],[18]
Net Assets	$ 122,552,000,000
Holdings Count	122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]

• On June 4, 2024, the Fund commenced offering BOLD® Future Shares.

This is a summary of certain changes to the Fund since June 4, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 4, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Government Securities Cash Management | Institutional Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$10	0.20%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 10	[19]
Expense Ratio, Percent	0.20%	[19],[20]
Net Assets	$ 4,103,000,000
Holdings Count	71
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$4,103	71

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Government Securities Cash Management | Investor Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$23	0.45%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 23	[21]
Expense Ratio, Percent	0.45%	[21],[22]
Net Assets	$ 4,103,000,000
Holdings Count	71
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$4,103	71

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Government Securities Cash Management | Administrative Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$15	0.30%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 15	[23]
Expense Ratio, Percent	0.30%	[23],[24]
Net Assets	$ 4,103,000,000
Holdings Count	71
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$4,103	71

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Government Securities Cash Management | Participant Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$30	0.60%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 30	[25]
Expense Ratio, Percent	0.60%	[25],[26]
Net Assets	$ 4,103,000,000
Holdings Count	71
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$4,103	71

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized
[3]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized
[5]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]	Annualized
[7]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[8]	Annualized
[9]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]	Annualized
[11]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[12]	Annualized
[13]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[14]	Annualized
[15]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[16]	Annualized
[17]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[18]	Annualized
[19]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[20]	Annualized
[21]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[22]	Annualized
[23]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[24]	Annualized
[25]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[26]	Annualized